Deferred Tax Asset (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss	$ 528,782	$ 535,959
State deferred tax assets	7,885	8,418
Capital loss carry forwards	26,141	26,141
Property and equipment	34,312	34,683
Investment in Piceance Energy	31,334	32,138
Other	6,112	2,510
Total deferred tax assets	634,566	639,849
Valuation allowance	(631,599)	(637,464)
Net deferred tax assets	2,967	2,385
Deferred tax liabilities:
Property and equipment	0	5
Texadian Energy intangibles	1,677	2,380
Other	1,272	0
State liabilities	57	216
Total deferred tax liabilities	3,006	2,601
Total deferred tax liability, net	$ (39)	$ (216)